UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21437

Cohen & Steers REIT and Utility Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 119.2%
ENERGY 8.4%
INTEGRATED OIL & GAS 0.2%
Duncan Energy Partners LP	51,852	$776,224

OIL & GAS EQUIPMENT & SERVICES 0.0%
Exterran Partners LP	7,505	89,310

OIL & GAS STORAGE & TRANSPORTATION 8.2%
DCP Midstream Partners LP	46,738	657,136
Enbridge Energy Partners LP(a)	75,981	2,274,111
Energy Transfer Equity LP	32,000	676,160
Energy Transfer Partners LP(a)	64,610	2,383,463
Enterprise GP Holdings LP	30,000	678,600
Enterprise Products Partners LP(a)	204,200	4,543,450
Kinder Morgan Energy Partners LP(a)	86,192	4,026,890
Magellan Midstream Partners LP(a)	106,900	3,139,653
MarkWest Energy Partners LP	101,400	1,175,226
Spectra Energy Corp.	511,326	7,230,150
Williams Partners LP	196,600	2,194,056
		28,978,895
TOTAL ENERGY		29,844,429

INDUSTRIALS—HIGHWAYS & RAILTRACKS 0.2%
Anhui Expressway Co (China)(b)	434,000	194,700
Cia de Concessoes Rodoviarias (Brazil)	12,749	114,589
Shenzhen Expressway Co. (China)(b)	764,000	266,023
Zhejiang Expressway Co., Ltd.(China)(b)	354,000	260,714
		836,026
REAL ESTATE 57.4%
DIVERSIFIED 2.0%
Vornado Realty Trust(c)	211,590	7,033,251

HEALTH CARE 11.6%
HCP	543,619	9,703,599
Health Care REIT(a)	113,518	3,472,516

	Number
	of Shares	Value
LTC Properties(a)	83,182	$1,459,012
Nationwide Health Properties(a)	520,206	11,543,371
Omega Healthcare Investors(a)	409,859	5,770,815
Senior Housing Properties Trust	165,993	2,327,222
Ventas	295,787	6,687,744
		40,964,279
HOTEL 1.0%
Hospitality Properties Trust	158,794	1,905,528
Host Hotels & Resorts	426,325	1,671,194
		3,576,722
INDUSTRIAL 3.5%
AMB Property Corp.	415,110	5,977,584
EastGroup Properties(a)	79,091	2,220,084
ProLogis	619,447	4,026,406
		12,224,074
OFFICE 10.3%
BioMed Realty Trust	400,947	2,714,411
Boston Properties(c)	351,828	12,324,535
Highwoods Properties	180,010	3,855,814
Kilroy Realty Corp.	152,401	2,619,773
Liberty Property Trust	361,239	6,841,867
Mack-Cali Realty Corp.	400,416	7,932,241
		36,288,641
RESIDENTIAL—APARTMENT 10.0%
American Campus Communities(a)	200,352	3,478,111
Apartment Investment & Management Co.	679,719	3,724,860
AvalonBay Communities	106,074	4,991,842
BRE Properties	69,150	1,357,415
Education Realty Trust	451,150	1,574,514
Equity Residential	498,600	9,149,310
Home Properties	202,270	6,199,575

	Number
	of Shares	Value
UDR	568,867	$4,897,945
		35,373,572
SELF STORAGE 5.0%
Extra Space Storage	338,600	1,865,686
Public Storage	224,289	12,391,967
Sovran Self Storage	127,657	2,563,353
U-Store-It Trust	477,100	963,742
		17,784,748
SHOPPING CENTER 14.0%
COMMUNITY CENTER 6.5%
Federal Realty Investment Trust	143,480	6,600,080
Inland Real Estate Corp.	227,492	1,612,918
Kimco Realty Corp.	192,482	1,466,713
Regency Centers Corp.	200,573	5,329,225
Urstadt Biddle Properties—Class A	423,530	5,683,773
Weingarten Realty Investors	231,943	2,208,097
		22,900,806
FREE STANDING 1.6%
National Retail Properties	361,100	5,719,824

REGIONAL MALL 5.9%
Macerich Co.(c)	376,286	2,355,550
Simon Property Group	537,689	18,625,547
		20,981,097
TOTAL SHOPPING CENTER		49,601,727

TOTAL REAL ESTATE		202,847,014

TELECOMMUNICATIONS SERVICES-INTEGRATED
TELECOMMUNICATIONS SERVICES 0.5%
AT&T(a)	70,077	1,765,940

	Number
	of Shares	Value
UTILITIES 52.7%
ELECTRIC UTILITIES 38.7%
Allegheny Energy(a)	98,000	$2,270,660
American Electric Power Co.(a)	97,863	2,472,019
Cia de Transmissao de Energia Eletrica Paulista (Brazil)	12,602	263,204
Cleco Corp.(a)	77,500	1,680,975
DPL(a)	150,900	3,401,286
Duke Energy Corp.(a)	1,385,984	19,847,291
E.ON AG (ADR) (Germany)(a)	85,696	2,372,065
Electricite de France (France)(b)	137,600	5,396,514
Eletropaulo Metropolitana SA (Brazil)	10,588	149,024
Enel S.p.A. (Italy)(b)	376,000	1,803,018
Entergy Corp.(a)	138,420	9,425,018
Exelon Corp.(a),(c),(d)	378,578	17,183,655
FirstEnergy Corp.(a)	201,182	7,765,625
Fortum Oyj (Finland)(b)	84,000	1,599,995
FPL Group(a)	263,158	13,350,005
ITC Holdings Corp.(a)	36,064	1,573,112
Northeast Utilities(a)	185,871	4,012,955
NV Energy	390,374	3,665,612
Pepco Holdings	130,072	1,623,299
Pinnacle West Capital Corp.	30,762	817,039
PPL Corp.	233,000	6,689,430
Progress Energy	220,929	8,010,886
Scottish and Southern Energy PLC (United Kingdom)(b)	126,328	2,007,352
Southern Co.	593,396	18,169,785
Westar Energy	65,000	1,139,450
		136,689,274
MULTI UTILITIES 14.0%
CenterPoint Energy(a)	151,944	1,584,776
CMS Energy Corp.(a)	295,494	3,498,649
Consolidated Edison(a)	57,302	2,269,732
Dominion Resources(a)	126,400	3,917,136

	Number
	of Shares	Value
GDF Suez (France)(b)	91,000	$3,120,806
NSTAR	74	2,359
PG&E Corp.(a)	351,555	13,436,432
Public Service Enterprise Group	282,400	8,322,328
RWE AG (Germany)(b)	10,000	700,305
Sempra Energy	44,000	2,034,560
United Utilities Group PLC (United Kingdom)(b)	71,323	494,375
Wisconsin Energy Corp.	112,469	4,630,349
Xcel Energy	301,252	5,612,325
		49,624,132
TOTAL UTILITIES		186,313,406

TOTAL COMMON STOCK (Identified cost—$588,201,524)		421,606,815

PREFERRED SECURITIES—$25 PAR VALUE 30.2%
BANK 1.5%
Bank of America Corp., 4.00%, Series 5 (FRN)(a)	133,745	830,556
Bank of America Corp., 8.625%, Series MER	100,000	1,045,000
BB&T Capital Trust V, 8.95%, due 9/15/63(a)	100,716	2,220,788
U.S. Bancorp, 3.50%, Series B (FRN)	93,494	1,121,928
		5,218,272
BANK—FOREIGN 3.9%
Barclays Bank PLC, 8.125%(a)	207,000	2,757,240
Deutsche Bank Contingent Capital Trust III, 7.60%(a)	172,000	2,234,280
Deutsche Bank Contingent Capital Trust V, 8.05%	114,525	1,596,479
Santander Finance Preferred, 6.50%	95,700	1,338,843
Santander Finance Preferred, 6.80%	253,485	3,460,070
Santander Finance Preferred, 4.00%, Series 6 (FRN)	279,700	2,307,525
		13,694,437
ENERGY- INTEGRATED OIL & GAS 0.1%
Nexen, 7.35%, due 11/1/43, Series B	30,011	496,682

FINANCE—INVESTMENT BANKER/BROKER 0.5%
Bear Stearns Capital Trust III, 7.80%, 5/15/31(a)	90,000	1,885,500

	Number
	of Shares	Value
INSURANCE 3.7%
MULTI-LINE 0.5%
MetLife, 6.50%, Series B(a)	122,500	$1,797,075

MULTI-LINE—FOREIGN 1.4%
Allianz SE, 8.375%(a)	220,000	3,707,000
ING Groep N.V., 7.375%	142,000	1,324,860
		5,031,860
PROPERTY CASUALTY 0.5%
Berkley W R Capital Trust II, 6.75%, due 7/26/45(a)	80,000	1,540,000

PROPERTY CASUALTY—FOREIGN 0.7%
Arch Capital Group Ltd., 8.00%(a)	129,000	2,560,650

REINSURANCE—FOREIGN 0.6%
Aspen Insurance Holdings Ltd., 7.401%, Series A(a)	150,000	2,014,500
TOTAL INSURANCE		12,944,085

INTEGRATED TELECOMMUNICATIONS SERVICES 1.3%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	263,375	4,611,696

MEDIA—DIVERSIFIED SERVICES 1.9%
Comcast Corp., 7.00%, due 9/15/55, Series B(a)	330,000	6,642,900

REAL ESTATE 16.4%
DIVERSIFIED 1.2%
Duke Realty Corp., 8.375%, Series O	77,300	879,674
Forest City Enterprises, 7.375%, Class A	486,667	3,455,336
		4,335,010
HEALTH CARE 7.7%
Health Care REIT, 7.875%, Series D	153,536	3,116,781
Health Care REIT, 7.625%, Series F(a)	305,600	5,904,192
LTC Properties, 8.00%, Series F(a)	438,000	9,003,090
Omega Healthcare Investors, 8.375%, Series D	500,000	9,000,000
		27,024,063
HOTEL 1.0%
Host Hotels & Resorts, 8.875%, Series E	80,000	1,540,000

	Number
	of Shares	Value
LaSalle Hotel Properties, 8.00%, Series E	170,000	$1,830,900
		3,370,900
OFFICE 3.3%
Alexandria Real Estate Equities, 8.375%, Series C(a)	270,025	5,265,487
Brandywine Realty Trust, 7.50%, Series C(a)	177,410	1,658,784
SL Green Realty Corp., 7.625%, Series C	369,950	3,644,007
SL Green Realty Corp., 7.875%, Series D	109,650	1,134,878
		11,703,156
OFFICE/INDUSTRIAL 1.0%
PS Business Parks, 6.875%, Series I	245,000	3,650,500

RESIDENTIAL- APARTMENT 0.4%
Apartment Investment & Management Co., 8.00%, Series T(a)	138,400	1,536,240

SHOPPING CENTER 1.8%
COMMUNITY CENTER 1.6%
Cedar Shopping Centers, 8.875%, Series A	90,375	786,262
Developers Diversified Realty Corp., 7.50%, Series I	300,700	1,551,612
Kimco Realty Corp., 7.75%, Series G	88,700	1,210,755
Saul Centers, 8.00%, Series A	96,300	2,118,600
		5,667,229
REGIONAL MALL 0.2%
CBL & Associates Properties, 7.75%, Series C	114,710	728,409

TOTAL SHOPPING CENTER		6,395,638

TOTAL REAL ESTATE		58,015,507

UTILITIES 0.9%
ELECTRIC UTILITIES 0.2%
American Electric Power Co., 8.75%	30,195	768,765

MULTI UTILITIES 0.7%
Xcel Energy, 7.60%	100,000	2,321,000
TOTAL UTILITIES		3,089,765
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$183,122,942)		106,598,844

	Number
	of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 13.1%
BANK 4.5%
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(e)	3,000,000	$2,732,838
Bank of America Corp., 8.00%, due 12/29/49	3,000,000	1,202,790
CoBank ACB, 11.00%, Series C, 144A(f)	80,000	3,656,440
JPMorgan Chase, 7.90%, due 4/29/49(a)	3,070,000	1,976,930
PNC Preferred Funding Trust I, 8.70%, due 12/31/49, 144A(f)	5,100,000	2,298,024
Sovereign Capital Trust VI, 7.908%, due 6/13/36	3,415,000	2,261,553
Webster Capital Trust IV, 7.65%, due 6/15/37	1,500,000	623,142
Wells Fargo & Co, 7.98%, due 2/28/49	2,500,000	1,176,412
		15,928,129
BANK—FOREIGN 0.3%
Standard Chartered PLC, 7.014%, due 12/30/49, 144A(f)	2,000,000	931,578

ELECTRIC 1.6%
MULTI UTILITIES 0.5%
Dominion Resources Capital Trust I, 7.83%, due 12/1/27(a)	2,000,000	1,635,114

UTILITIES 1.1%
DPL Capital Trust II, 8.125%, due 9/1/31	4,000,000	3,940,856
TOTAL ELECTRIC		5,575,970

FINANCE 0.3%
Capital One Capital III, 7.686%, due 8/15/36(a)	3,500,000	1,194,466

FOOD 1.8%
Dairy Farmers of America, 7.875%, 144A(e),(f)	42,500	2,433,125
HJ Heinz Finance Co, 8.00%, due 7/15/13, 144A(f)	48	4,152,000
		6,585,125
GAS UTILITIES 1.2%
Southern Union Co., 7.20%, due 11/1/66	8,750,000	4,418,750

INSURANCE 2.4%
MULTI-LINE 0.8%
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(f)	5,000,000	1,356,785
Old Mutual Capital Funding, 8.00%,(Eurobond)	3,500,000	1,295,000
		2,651,785

	Number
	of Shares	Value
PROPERTY CASUALTY 1.6%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(e),(f)	2,000,000	$721,660
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(e),(f)	7,000,000	2,669,058
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(f)	4,000,000	2,340,116
		5,730,834
TOTAL INSURANCE		8,382,619

PIPELINES 1.0%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	2,000,000	1,061,298
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	3,500,000	2,347,814
		3,409,112
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$81,550,765)		46,425,749

	Principal
	Amount
CORPORATE BONDS 6.6%
BANK 0.2%
Wachovia Capital Trust III, 5.80%, due 3/29/49 (FRN)	$2,250,000	810,272

BANK—FOREIGN 0.3%
Natixis, 10.00%, due 4/29/49, 144A(f)	3,000,000	901,554

INSURANCE 1.1%
MULTI-LINE 0.6%
MetLife Capital Trust X, 9.25%, due 4/8/38 (FRN),144A(f)	3,600,000	2,019,085

PROPERTY CASUALTY 0.5%
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(f)	4,000,000	1,962,260
TOTAL INSURANCE		3,981,345

	Principal
	Amount	Value
INTEGRATED TELECOMMUNICATIONS SERVICES 1.5%
Citizens Communications Co., 7.875%, due 1/15/27	$2,000,000	$1,360,000
Citizens Communications Co., 9.00%, due 8/15/31(a)	5,500,000	3,801,875
		5,161,875
MEDIA 2.8%
Cablevision Systems Corp., 8.00%, due 4/15/12(a)	2,000,000	1,955,000
Rogers Cable, 8.75%, due 5/1/32	7,430,000	7,974,790
		9,929,790
REAL ESTATE—SHOPPING CENTER— REGIONAL MALL 0.7%
Simon Property Group LP, 10.35%, due 4/1/19	2,550,000	2,482,061

TOTAL CORPORATE BONDS (Identified cost—$31,038,545)		23,266,897

		Number
		of Shares
SHORT-TERM INVESTMENTS 2.7%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.09%(g)		4,800,020	4,800,020
Federated U.S. Treasury Cash Reserves Fund, 0.01%(g)		4,800,000	4,800,000
Fidelity Institutional Money Market Treasury Only Fund, 0.26%(g)		878	878

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,600,898)			9,600,898

TOTAL INVESTMENTS (Identified cost—$893,514,674)	171.8%		607,499,203

WRITTEN CALL OPTIONS	(0.1)%		(365,000)

		Number
		of Shares	Value
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.7)%		$(27,436,186)

LIQUIDATION VALUE OF PREFERRED SHARES	(64.0)%		(226,150,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $6.01 per share based on 58,858,135 shares of common stock outstanding)	100.0%		$353,548,017

Number
of Contracts
WRITTEN CALL OPTION
Utilities Custom Basket, Strike Price 105, 4/18/09 (Premiums received—$372,500)	250,000	$(365,000)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the Fund.

(a)          A portion or all of the security is pledged in connection with the revolving credit agreement: $149,943,763 has been pledged as collateral.

(b)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 4.5% of net assets applicable to common shares of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(c)          A portion of the security is segregated as collateral for interest rate swap transactions: $12,644,655 has been segregated as collateral.

(d)         A portion of the security has been segregated for written call option contracts: $28,113,000 has been segregated as collateral.

(e)          Illiquid security. Aggregate holdings equal 2.4% of net assets applicable to common shares of the Fund.

(f)            Resale is restricted to qualified institutional investors. Aggregate holdings equal 7.2% of net assets applicable to common shares of the Fund.

(g)         Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at March 31, 2009 are as follows:

	Notional	Fixed Rate	Floating Rate(a) (reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products AG(b)	$31,000,000	3.461%	0.523%	March 29, 2010	$(842,556)
Merrill Lynch Derivative Products Ag(b)	$70,000,000	3.600%	0.523%	January 29, 2014	(5,322,869)
Royal Bank of Canada(b)	$40,000,000	3.498%	0.523%	November 22, 2012	(2,697,035)
Royal Bank of Canada(b)	$40,000,000	3.634%	0.523%	March 31, 2014	(3,119,733)
UBS Ag(b)	$60,000,000	3.639%	0.556%	April 17, 2013	(4,528,628)
					$(16,510,821)

(a)   Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2009.

(b)   Fair valued security. This security has been fair valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s board of directors. Aggregate holdings equal (4.7)% of net assets applicable to common shares of the Fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$607,499,203	$512,361,856	$92,704,222	$2,433,125
Other Financial Instruments*	(16,875,821)	—	(16,875,821)	—

* Other financial instruments are interest rate swap contracts and written call options.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2008	$3,429,611

Accrued premiums	10

Realized loss	(928,692)

Change in unrealized appreciation	962,196

Net sales	(1,030,000)

Transfers into Level 3	—
Balance as of March 31, 2009	$2,433,125

Note 2. Derivative Investments: The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires funds to disclose information intended to enable financial statement users to understand how and why the fund uses derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the company’s financial position, results of operations, and cash flows. All changes to the disclosures required in this report have been made in accordance with FAS 161.

The following is a summary of the market valuations of the Fund’s derivative instruments:

Interest Rate Contracts	$(16,510,821)
Equity Contracts	(365,000)
$(16,875,821)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with the sale of preferred shares and borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the preferred shares and the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the preferred shares and the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Options: The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of March 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$12,168,370
Gross unrealized depreciation	(298,183,841)
Net unrealized depreciation	$(286,015,471)

Cost for federal income tax purposes	$893,514,674

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

Date: May 28, 2009